Acquisition of businesses and purchase of non-controlling interests - Fair value of assets and liabilities acquired in respect of acquisition of businesses (Details) £ in Millions	Dec. 31, 2022 GBP (£)
Disclosure of business combinations and purchase of NCI [line items]
Goodwill arising on acquisition	£ 22
Step acquisition	(10)
Consideration payable	104
Cash consideration paid	96
Fair value
Disclosure of business combinations and purchase of NCI [line items]
Brands	45
Property, plant and equipment	24
Inventories	24
Other working capital	1
Deferred tax	(3)
Cash	1
Fair value of assets and liabilities	92
Contingent consideration
Disclosure of business combinations and purchase of NCI [line items]
Contingent consideration payable	5
Deferred consideration
Disclosure of business combinations and purchase of NCI [line items]
Contingent consideration payable	£ 3